Average Annual Total Returns - Victory Sophus Emerging Markets Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Since Inception		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 5 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 10 Years
Total	10.03%	11.44%	2.10%	9.89%	11.25%	1.32%	6.21%	9.25%	1.44%	14.79%	11.88%	1.89%	16.46%	12.50%	2.42%	17.28%			13.90%	[1]	17.10%	13.16%	3.03%	18.31%	12.81%	3.63%

[1]	Inception date of Class R6 is November 15, 2016.